Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000222717
Average Annual Return [Line Items]
Average Annual Return, Percent	22.59%	3.79%
Without Sales Load [Member] | C000222716
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	3.62%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%	6.53%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	4.14%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.26%	4.14%